Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial instruments by Category (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income
Designation of equity instruments	$ 161,485	$ 148,925
Financial assets at amortized cost
Cash and cash equivalents	1,614,272	3,646,756	$ 3,136,555	$ 3,030,298
Financial assets at amortized cost	968,611	591,457
Notes receivable	26,380
Accounts receivable	4,935,241	8,241,352
Other receivables	220,710	172,695
Refundable deposits	1,129,439	995,358
Financial assets total	9,056,138	13,796,543
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss (including current portion)	5,330,158	9,300,087
Financial liabilities at amortized cost
Short-term borrowings	2,663,939	1,075,904
Financial liabilities at amortized cost	2,047,782	1,829,826
Notes payable		127,063
Accounts payable (including related parties)	3,268,584	4,898,806
Other payables (including related parties)	7,607,991	9,880,354
Long-term borrowings (including current portion)	9,773,506	9,031,195
Guarantee deposits	465,569	250,869
Financial liabilities total	31,157,529	36,394,104
Lease liabilities (including current portion)	$ 4,922,136	$ 5,003,553